JPMorgan Value Advantage Fund Investment Objectives and Goals - R2 R3 R4 R5 R6 Shares [Member] - JPMorgan Value Advantage Fund	Jun. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Class/Ticker: R2/JGAQX; R3/JVAPX; R4/JVAQX; R5/JVARX; R6/JVAYX
Objective [Heading]	What is the goal of the Fund?
Objective, Primary [Text Block]	The Fund seeks to provide long-term total return from a combination of income and capital gains.